Dividends - Summary of Final and Interim Dividend Per Share and Amount (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Dividends [Abstract]
Final dividend in respect of the prior year, per share	£ 0.1055	£ 0.0960	£ 0.0850
Interim dividend in respect of the current year, per share	0.0485	0.0485	0.0440
Total dividend per share	£ 0.1540	£ 0.1445	£ 0.1290
Final dividend in respect of the prior year, amount	£ 1,044	£ 954	£ 710
Interim dividend in respect of the current year, amount	480	482	368
Total dividend paid amount	£ 1,524	£ 1,436	£ 1,078